Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Australia - 3.6%
Cochlear Ltd.	442	$ 87,714
CSL Ltd.	532	104,473

		192,187

Belgium - 1.1%
KBC Group NV	905	59,035

Brazil - 2.4%
Itau Unibanco Holding SA, ADR	8,021	52,939
Klabin SA	9,417	40,467
Sao Martinho SA	5,893	33,530

		126,936

Canada - 3.6%
BCE, Inc.	2,520	101,685
Canadian Pacific Kansas City Ltd.	1,127	90,689

		192,374

China - 2.8%
BYD Co. Ltd., Class H	4,500	100,756
Sungrow Power Supply Co. Ltd., Class A	4,700	51,327

		152,083

Colombia - 1.1%
Interconexion Electrica SA ESP	13,863	60,024

Denmark - 3.5%
Novo Nordisk AS, Class B	1,290	147,453
Novozymes AS, B Shares	763	39,096

		186,549

France - 10.0%
Air Liquide SA	378	70,736
Cie de Saint-Gobain SA	628	44,404
Cie Generale des Etablissements Michelin SCA	2,025	67,235
Dassault Systemes SE	1,109	57,489
Edenred SE	1,738	103,808
EssilorLuxottica SA	420	82,309
L’Oreal SA	236	112,939

		538,920

Germany - 6.4%
Infineon Technologies AG	2,457	89,575
Merck KGaA	417	68,420
SAP SE	606	104,987
Siemens AG	464	83,067

		346,049

Hong Kong - 4.6%
AIA Group Ltd.	11,200	87,835
China Water Affairs Group Ltd.	60,000	30,688
Hang Seng Bank Ltd.	5,200	54,133
Hong Kong Exchanges & Clearing Ltd.	2,400	72,765

		245,421

India - 1.8%
HDFC Bank Ltd., ADR	1,789	99,272

	Shares	Value
COMMON STOCKS (continued)
Indonesia - 1.6%
Bank Rakyat Indonesia Persero Tbk. PT	245,500	$ 88,438

Ireland - 4.8%
Accenture PLC, Class A	237	86,239
Aptiv PLC (A)	608	49,449
Kerry Group PLC, Class A	888	79,151
Kingspan Group PLC	532	43,207

		258,046

Italy - 1.2%
Prysmian SpA	896	39,433
Terna - Rete Elettrica Nazionale	3,132	26,409

		65,842

Japan - 12.8%
Daifuku Co. Ltd.	4,100	80,852
FANUC Corp.	1,400	38,727
KDDI Corp.	2,500	82,838
Nidec Corp.	2,100	78,323
Recruit Holdings Co. Ltd.	2,500	98,747
SMC Corp.	200	111,329
Sony Group Corp., ADR	1,232	120,428
Sysmex Corp.	1,500	81,258

		692,502

Mexico - 2.0%
Grupo Financiero Banorte SAB de CV, Class O	10,376	105,505

Netherlands - 2.5%
ASML Holding NV	72	62,466
Koninklijke Ahold Delhaize NV	2,604	73,233

		135,699

Norway - 1.2%
DNB Bank ASA	3,408	66,251

Peru - 1.0%
Credicorp Ltd.	378	56,107

Portugal - 1.3%
Jeronimo Martins SGPS SA	3,149	71,619

Republic of Korea - 2.2%
Samsung SDI Co. Ltd.	190	52,729
Shinhan Financial Group Co. Ltd.	2,170	66,489

		119,218

Republic of South Africa - 1.0%
Woolworths Holdings Ltd.	14,886	55,155

Singapore - 1.5%
Capitaland Investment Ltd.	36,900	81,006

Spain - 3.4%
Amadeus IT Group SA	756	52,981
EDP Renovaveis SA	2,082	33,714
Industria de Diseno Textil SA	2,205	94,280

		180,975

Sweden - 3.2%
Assa Abloy AB, Class B	2,623	71,938
Atlas Copco AB, A Shares	4,066	64,891
Epiroc AB, Class A	1,912	33,782

		170,611

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Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland - 6.8%
DSM-Firmenich AG	526	$ 55,614
Lonza Group AG	121	59,158
Roche Holding AG	305	86,839
Sika AG	223	61,561
Straumann Holding AG	260	39,494
TE Connectivity Ltd.	465	66,118

		368,784

Taiwan - 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,562	176,443

United Kingdom - 6.9%
Aviva PLC	14,951	81,611
Croda International PLC	805	48,724
Ferguson PLC	283	53,164
Greggs PLC	2,223	74,883
Halma PLC	2,252	62,333
National Grid PLC, ADR	764	51,593

		372,308

United States - 1.4%
Linde PLC	182	73,679

Total Common Stocks (Cost $5,280,227)		5,337,038

Total Investments (Cost $5,280,227)		5,337,038
Net Other Assets (Liabilities) - 1.0%		55,260

Net Assets - 100.0%		$ 5,392,298

Transamerica Funds	Page 2

Transamerica International Sustainable Equity

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2024

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.1%	$648,169
Chemicals	6.5	349,410
Machinery	6.2	329,581
Semiconductors & Semiconductor Equipment	6.2	328,484
Pharmaceuticals	5.7	302,712
Health Care Equipment & Supplies	5.4	290,775
Electronic Equipment, Instruments & Components	3.4	181,180
Insurance	3.2	169,446
Electrical Equipment	3.2	169,083
Software	3.0	162,476
Building Products	3.0	159,549
Consumer Staples Distribution & Retail	2.7	144,852
Hotels, Restaurants & Leisure	2.4	127,864
Household Durables	2.3	120,428
Automobile Components	2.2	116,684
Personal Care Products	2.1	112,939
Food Products	2.1	112,681
Biotechnology	2.0	104,473
Financial Services	1.9	103,808
Diversified Telecommunication Services	1.9	101,685
Automobiles	1.9	100,756
Professional Services	1.8	98,747
Specialty Retail	1.8	94,280
Ground Transportation	1.7	90,689
Electric Utilities	1.6	86,433
IT Services	1.6	86,239
Industrial Conglomerates	1.6	83,067
Wireless Telecommunication Services	1.5	82,838
Real Estate Management & Development	1.5	81,006
Capital Markets	1.4	72,765
Life Sciences Tools & Services	1.1	59,158
Broadline Retail	1.0	55,155
Trading Companies & Distributors	1.0	53,164
Multi-Utilities	1.0	51,593
Containers & Packaging	0.8	40,467
Independent Power & Renewable Electricity Producers	0.6	33,714
Water Utilities	0.6	30,688

Investments	100.0	5,337,038

Total Investments	100.0%	$5,337,038

INVESTMENT VALUATION:

Valuation Inputs (B)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,317,331	$4,019,707	$—	$5,337,038

Total Investments	$1,317,331	$4,019,707	$—	$5,337,038

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing security.
(B)	There were no transfers in or out of Level 3 during the period ended January 31, 2024. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Funds	Page 3

Transamerica International Sustainable Equity

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2024

(unaudited)

INVESTMENT VALUATION

Transamerica International Sustainable Equity (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Transamerica Funds	Page 4